SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liability
2023	$ 15,523	$ 42,242		$ 42,000	$ 39,200
2024	8,644	8,644		$ 44,800	$ 42,000
2025	8,644	8,644
2026	5,763	5,763
Total lease payments	38,574	65,294
Less: amount representing interest	(3,410)	(5,397)
Total lease obligations	35,164	59,897	$ 104,124
Less: current portion of operating lease liability	(18,019)	(39,200)	(44,577)
Long-term portion operating lease liability	$ 17,145	$ 20,697	$ 59,897